TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current [Abstract]
Trade creditors	$ 644,857	$ 1,434,439
Accrued expenses	362,650	709,632
Total trade and other payables	$ 1,007,507	$ 2,144,071